Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative - Max Aggregate Offering Price	$ 2,455,000
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true